UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Tax-Free Arizona Fund

Delaware Tax-Free California Fund

Delaware Tax-Free Colorado Fund

Delaware Tax-Free Idaho Fund

Delaware Tax-Free New York Fund

February 28, 2014

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information
•	Obtain share prices
•	Check your account balance and recent transactions
•	Request statements or literature
•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2013 to Feb. 28, 2014.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free Arizona Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,057.60	0.84%	$4.29
Class B	1,000.00	1,057.60	0.84%	4.29
Class C	1,000.00	1,053.60	1.59%	8.10
Institutional Class**	1,000.00	1,035.80	0.59%	0.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,020.63	0.84%	4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class**	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,067.10	0.82%	$4.20
Class B	1,000.00	1,066.90	0.82%	4.20
Class C	1,000.00	1,063.10	1.57%	8.03
Institutional Class**	1,000.00	1,040.30	0.57%	0.96
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class B	1,000.00	1,020.73	0.82%	4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Institutional Class**	1,000.00	1,021.97	0.57%	2.86

Delaware Tax-Free Colorado Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,060.40	0.84%	$4.29
Class B	1,000.00	1,060.40	0.84%	4.29
Class C	1,000.00	1,056.40	1.59%	8.11
Institutional Class**	1,000.00	1,039.90	0.59%	0.99
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,020.63	0.84%	4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Institutional Class**	1,000.00	1,021.87	0.59%	2.96

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,045.10	0.88%	$4.46
Class B	1,000.00	1,045.30	1.02%	5.17
Class C	1,000.00	1,042.20	1.63%	8.25
Institutional Class**	1,000.00	1,029.80	0.63%	1.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Class B	1,000.00	1,019.74	1.02%	5.11
Class C	1,000.00	1,016.71	1.63%	8.15
Institutional Class**	1,000.00	1,021.67	0.63%	3.16

Disclosure of Fund expenses

For the six-month period from September 1, 2013 to February 28, 2014 (Unaudited)

Delaware Tax-Free New York Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 9/1/13	Ending Account Value 2/28/14	Annualized Expense Ratio	Expenses Paid During Period 9/1/13 to 2/28/14*
Actual Fund return†
Class A	$1,000.00	$1,060.80	0.80%	$4.09
Class B	1,000.00	1,060.80	0.80%	4.09
Class C	1,000.00	1,057.00	1.55%	7.91
Institutional Class**	1,000.00	1,037.80	0.55%	0.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.83	0.80%	$4.01
Class B	1,000.00	1,020.83	0.80%	4.01
Class C	1,000.00	1,017.11	1.55%	7.75
Institutional Class**	1,000.00	1,022.07	0.55%	2.76
*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

**	The Institutional Class shares commenced on Dec. 31, 2013. The ending account value for “Actual” uses the performance since inception and is not annualized and the expenses paid during the period for “Actual” are equal to the Institutional Class’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 60/365 (to reflect the actual days since inception).

Security type / sector allocations
Delaware Tax-Free Arizona Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.30%
Corporate Revenue Bonds	9.77%
Education Revenue Bonds	21.60%
Electric Revenue Bonds	5.68%
Healthcare Revenue Bonds	22.37%
Lease Revenue Bonds	11.67%
Local General Obligation Bonds	2.91%
Pre-Refunded Bonds	3.67%
Resource Recovery Revenue Bond	1.11%
Special Tax Revenue Bonds	12.66%
Transportation Revenue Bonds	5.57%
Water & Sewer Revenue Bond	1.29%
Short-Term Investments	0.83%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Arizona	95.91%
Guam	1.45%
Puerto Rico	1.77%
Total	99.13%

Security type / sector allocations
Delaware Tax-Free California Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	99.82%
Corporate Revenue Bonds	5.39%
Education Revenue Bonds	10.18%
Electric Revenue Bonds	6.58%
Healthcare Revenue Bonds	14.87%
Housing Revenue Bonds	3.21%
Lease Revenue Bonds	10.62%
Local General Obligation Bonds	9.52%
Pre-Refunded Bonds	4.38%
Resource Recovery Revenue Bonds	1.14%
Special Tax Revenue Bonds	13.09%
State General Obligation Bonds	6.70%
Transportation Revenue Bonds	8.63%
Water & Sewer Revenue Bonds	5.51%
Short-Term Investments	0.80%
Total Value of Securities	100.62%
Liabilities Net of Receivables and Other Assets	(0.62%)
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
California	100.27%
U.S. Virgin Islands	0.35%
Total	100.62%

Security type / sector allocations
Delaware Tax-Free Colorado Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.27%
Corporate Revenue Bond	1.63%
Education Revenue Bonds	6.82%
Electric Revenue Bonds	4.97%
Healthcare Revenue Bonds	35.61%
Housing Revenue Bonds	1.21%
Lease Revenue Bonds	2.48%
Local General Obligation Bonds	12.66%
Pre-Refunded Bonds	10.41%
Special Tax Revenue Bonds	10.66%
Transportation Revenue Bonds	10.66%
Water & Sewer Revenue Bonds	1.16%
Short-Term Investment	0.57%
Total Value of Securities	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Colorado	96.20%
Guam	1.56%
Puerto Rico	1.08%
Total	98.84%

Security type / sector allocations
Delaware Tax-Free Idaho Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.10%
Corporate Revenue Bonds	7.61%
Education Revenue Bonds	11.57%
Electric Revenue Bond	1.00%
Healthcare Revenue Bonds	9.95%
Housing Revenue Bonds	2.54%
Lease Revenue Bonds	6.36%
Local General Obligation Bonds	29.32%
Pre-Refunded Bonds	5.20%
Special Tax Revenue Bonds	11.77%
Transportation Revenue Bonds	10.75%
Water & Sewer Revenue Bond	1.03%
Short-Term Investments	1.71%
Total Value of Securities	98.81%
Receivables and Other Assets Net of Liabilities	1.19%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	1.18%
Idaho	94.06%
Puerto Rico	2.02%
U.S. Virgin Islands	1.55%
Total	98.81%

Security type / sector allocations
Delaware Tax-Free New York Fund	As of February 28, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.93%
Corporate Revenue Bonds	7.66%
Education Revenue Bonds	22.31%
Electric Revenue Bonds	1.67%
Healthcare Revenue Bonds	16.07%
Housing Revenue Bond	0.49%
Lease Revenue Bonds	10.00%
Local General Obligation Bonds	7.88%
Pre-Refunded Bonds	1.54%
Special Tax Revenue Bonds	17.45%
State General Obligation Bonds	0.94%
Transportation Revenue Bonds	8.97%
Water & Sewer Revenue Bonds	3.95%
Total Value of Securities	98.93%
Receivables and Other Assets Net of Liabilities	1.07%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories and the states of the United States as follows:

State / territory	Percentage of net assets
Guam	0.34%
New York	97.71%
Puerto Rico	0.74%
U.S. Virgin Islands	0.14%
Total	98.93%

Schedules of investments
Delaware Tax-Free Arizona Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.30%

Corporate Revenue Bonds – 9.77%
Maricopa County Pollution Control (Public Service - Palo Verde Project) Series B 5.20% 6/1/43 —	1,500,000	$1,641,150
Navajo County Pollution Control Revenue (Arizona Public Services-Cholla) Series D 5.75% 6/1/34 —	1,500,000	1,649,280
Pima County Industrial Development Authority Pollution Control Revenue (Tucson Electric Power) 5.75% 9/1/29	750,000	766,582
Series A 5.25% 10/1/40	3,400,000	3,498,974
Salt Verde Financial Senior Gas Revenue 5.00% 12/1/37	1,000,000	1,051,420

		8,607,406

Education Revenue Bonds – 21.60%
Arizona Health Facilities Authority Healthcare Education Revenue (Kirksville College) 5.125% 1/1/30	1,500,000	1,573,905
Arizona State University Series C 5.50% 7/1/25	330,000	381,332
Arizona State University Certificates of Participation (Research Infrastructure Project) 5.00% 9/1/30 (AMBAC)	1,395,000	1,420,682
Arizona State University Energy Management Revenue (Arizona State University Tempe Campus II Project) 4.50% 7/1/24	1,000,000	1,064,350
Glendale Industrial Development Authority Revenue (Midwestern University) 5.00% 5/15/31	645,000	677,521
5.125% 5/15/40	1,305,000	1,341,931
Northern Arizona University 5.00% 6/1/36	475,000	498,080
5.00% 6/1/41	1,240,000	1,289,228
Phoenix Industrial Development Authority (Choice Academies Project) 5.625% 9/1/42	1,250,000	1,087,162
(Eagle College Preparatory Project) Series A 5.00% 7/1/43	1,450,000	1,298,475
(Great Hearts Academic Project) 6.30% 7/1/42	500,000	497,720
6.40% 7/1/47	500,000	498,440
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,037,100

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Pima County Industrial Development Authority Education Revenue (Edkey Charter School Project) 6.00% 7/1/48	1,000,000	$899,900
(Tucson Country Day School Project) 5.00% 6/1/37	1,500,000	1,239,675
Tucson Industrial Development Authority Lease Revenue (University of Arizona-Marshall Foundation) Series A 5.00% 7/15/27 (AMBAC)	1,000,000	1,000,520
University of Arizona Board of Rights Series A 5.00% 6/1/25	1,000,000	1,152,680
Series A 5.00% 6/1/38	1,000,000	1,077,080

		19,035,781

Electric Revenue Bonds – 5.68%
Mesa Utilities System Revenue 5.00% 7/1/18 (NATL-RE)	1,500,000	1,760,220
Pinal County Electric District No. 3 5.25% 7/1/41	2,000,000	2,124,880
Salt River Project Agricultural Improvement & Power District Electric System Revenue Series A 5.00% 12/1/30	1,000,000	1,124,580

		5,009,680

Healthcare Revenue Bonds – 22.37%
Arizona Health Facilities Authority Hospital System Revenue (Banner Health) Series A 5.00% 1/1/43	1,500,000	1,549,500
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	1,245,000	1,263,663
Glendale Industrial Development Authority Hospital Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,194,835
Maricopa County Industrial Development Authority Health Facilities Revenue (Catholic Healthcare West) Series A 5.50% 7/1/26	1,000,000	1,015,010
Series A 6.00% 7/1/39	2,500,000	2,668,175
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,556,731
Scottsdale Industrial Development Authority Hospital Revenue (Scottsdale Healthcare) Series A 5.25% 9/1/30	1,250,000	1,250,750
Tempe Industrial Development Authority Revenue (Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,222,344
University of Arizona Medical Center Hospital Revenue 6.00% 7/1/39	1,500,000	1,590,165

Schedules of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
University of Arizona Medical Center Hospital Revenue 6.50% 7/1/39	2,500,000	$2,731,175
Yavapai County Industrial Development Authority Hospital Facility (Yavapai Regional Medical Center) Series A 5.25% 8/1/33	2,000,000	2,056,820
Yuma Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center) Series A 5.00% 8/1/32	295,000	302,219
Series A 5.25% 8/1/32	300,000	314,220

		19,715,607

Lease Revenue Bonds – 11.67%
Arizona Game & Fish Department & Community Beneficial Interest Certificates (Administration Building Project) 5.00% 7/1/32	1,000,000	1,020,630
Arizona State Certificates of Participation Department Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,677,225
Arizona State Sports & Tourism Authority (Multipurpose Stadium Facility) Senior Series A 5.00% 7/1/36	1,000,000	1,041,810
Maricopa County Industrial Development Authority Correctional Contract Revenue (Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,003,210
Pima County Industrial Development Authority Lease Revenue (Metro Police Facility-Nevada Project) Series A 5.25% 7/1/31	1,500,000	1,566,180
Series A 5.375% 7/1/39	1,500,000	1,572,135
Series A 6.00% 7/1/41	1,000,000	1,087,510
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,316,796

		10,285,496

Local General Obligation Bonds – 2.91%
Coconino & Yavapai Counties Joint Unified School District No. 9 (Sedona Oak Creek Project of 2007) Series B 5.375% 7/1/28	1,350,000	1,471,257
Gila County Unified School District No. 10 (Payson School Improvement Project of 2006) Series A 5.25% 7/1/27 (AMBAC) —	1,000,000	1,095,190

		2,566,447

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Pre-Refunded Bonds – 3.67%§
Arizona Department of Transportation State Highway Fund Revenue Subordinated Series A 5.00% 7/1/23-14	1,000,000	$1,016,610
Arizona State University Certificates of Participation (Research Infrastructure Projects) 5.00% 9/1/30-14 (AMBAC)	605,000	619,859
Phoenix Civic Improvement Transit Excise Tax Revenue (Light Rail Project) 5.00% 7/1/20-14 (AMBAC)	1,570,000	1,596,188
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	5,000	5,084

		3,237,741

Resource Recovery Revenue Bond – 1.11%
Phoenix Industrial Development Authority Solid Waste Disposal Facilities Revenue (Vieste SPE LLC) Series A 5.50% 4/1/43 (AMT)	1,000,000	977,940

		977,940

Special Tax Revenue Bonds – 12.66%
Arizona Department of Transportation State Highway Fund Revenue Series A 5.00% 7/1/29	1,115,000	1,247,005
Subordinated Series A 5.00% 7/1/38	750,000	811,282
Arizona Transportation Board (Maricopa County Regional Area Road) 5.00% 7/1/25	1,000,000	1,129,870
Flagstaff Aspen Place Sawmill Improvement District Revenue 5.00% 1/1/32	815,000	815,587
Gilbert Public Facilities Municipal Property Revenue 5.00% 7/1/25	1,250,000	1,375,100
Glendale Municipal Property Excise Tax Revenue (Senior Lien) Series B 5.00% 7/1/33	570,000	604,873
Guam Government Business Privilege Tax Revenue Series A 5.125% 1/1/42	545,000	553,753
Series A 5.25% 1/1/36	705,000	724,324
Marana Tangerine Farm Road Improvement District Revenue 4.60% 1/1/26	715,000	723,616
Mesa Excise Tax Revenue 5.00% 7/1/32	1,000,000	1,087,660
Phoenix Civic Improvement Excise Tax Revenue (Solid Waste Improvements) Series A 5.00% 7/1/19 (NATL-RE)	1,000,000	1,083,150

Schedules of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Queen Creek Improvement District No. 1 5.00% 1/1/32	1,000,000	$1,000,930

		11,157,150

Transportation Revenue Bonds – 5.57%
Arizona Department of Transportation State Highway Fund Revenue Series B 5.00% 7/1/32	1,000,000	1,100,290
Phoenix Civic Improvement Airport Revenue (Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,334,887
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,863,435
Regional Public Transportation Authority (Maricopa County Public Transportation) 5.25% 7/1/24	500,000	614,875

		4,913,487

Water & Sewer Revenue Bond – 1.29%
Phoenix Civic Improvement Wastewater Systems Revenue (Junior Lien) 5.00% 7/1/19 (NATL-RE)	1,000,000	1,133,180

		1,133,180

Total Municipal Bonds (cost $84,166,599)		86,639,915

Short-Term Investments – 0.83%
Variable Rate Demand Notes – 0.83%¤
Arizona State University Series A 0.03% 7/1/34 (LOC - JPMorgan Chase Bank)	500,000	500,000
Phoenix Industrial Development Authority (Southwest Human Development Project) 0.14% 4/1/28 (LOC - Wells Fargo Bank)	230,000	230,000

Total Short-Term Investments (cost $730,000)		730,000

Total Value of Securities – 99.13% (cost $84,896,599)		$87,369,915

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

(Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 99.82%
Corporate Revenue Bonds – 5.39%
California Pollution Control Financing Authority Environmental Improvement Revenue 144A 5.00% 7/1/30 (AMT) #	1,000,000	$1,016,990
(BP West Coast Products) 2.60% 12/1/46 •	500,000	505,485
Chula Vista Industrial Development Revenue (San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,133,090
Golden State Tobacco Securitization Settlement Revenue (Asset-Backed Senior Notes) Series A-1 5.125% 6/1/47	1,000,000	754,100
Series A-1 5.75% 6/1/47	2,035,000	1,677,003

		5,086,668

Education Revenue Bonds – 10.18%
California Educational Facilities Authority Revenue (Woodbury University) 5.00% 1/1/36	1,000,000	958,890
California Municipal Finance Authority Educational Revenue (American Heritage Education Foundation Project) Series A 5.25% 6/1/36	1,000,000	802,030
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,295,610
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series A 6.75% 8/1/44	1,000,000	1,002,440
California State Educational Facilities Authority (University of Southern California) Series A 5.00% 10/1/23	1,000,000	1,226,850
California Statewide Communities Development Authority Charter School Revenue (Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	860,400
California Statewide Communities Development Authority Revenue (Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	961,330
(California Baptist University) Series A 6.125% 11/1/33	750,000	758,377
(University of California East Irvine Campus Apartments) 5.375% 5/15/38	1,000,000	1,026,050
Mt. San Antonio Community College District Convertible Capital Appreciation Election 2008 5.875% 8/1/28 Ω	1,000,000	718,280

		9,610,257

Electric Revenue Bonds – 6.58%
Anaheim Public Financing Authority Electric System District Facilities Series A 5.00% 10/1/25	800,000	900,824

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Imperial Irrigation District Electric System Revenue Series A 5.25% 11/1/24	500,000	$565,735
Series B 5.00% 11/1/36	250,000	264,280
Series C 5.25% 11/1/31	1,175,000	1,271,315
Los Angeles Department of Water & Power Series B 5.00% 7/1/26	1,000,000	1,166,300
Southern California Public Power Authority Revenue (Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,160,480
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	882,365

		6,211,299

Healthcare Revenue Bonds – 14.87%
Abag Finance Authority for Nonprofit Corporations (Episcopal Senior Communities) 6.125% 7/1/41	850,000	918,935
(Sharp Health Care) 6.25% 8/1/39	1,000,000	1,133,980
Series A 5.00% 8/1/26	300,000	331,704
Series A 5.00% 8/1/27	300,000	326,964
Series A 5.00% 8/1/28	250,000	270,355
California Health Facilities Financing Authority Revenue (Catholic Health Care West) Series A 6.00% 7/1/39	855,000	940,124
Series E 5.625% 7/1/25	1,000,000	1,100,620
Series G 5.25% 7/1/23	1,000,000	1,012,530
(Children’s Hospital Los Angles) Series A 5.00% 11/15/34	1,000,000	1,013,320
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,130,550
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,091,750
California Statewide Communities Development Authority Revenue (BE Group) 7.25% 11/15/41	500,000	551,870
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	1,015,280
(Episcopal Communities & Services) 5.00% 5/15/27	500,000	522,655
5.00% 5/15/32	600,000	611,694
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,184,420
San Buenaventura Community Memorial Health Systems 7.50% 12/1/41	785,000	886,414

		14,043,165

Schedules of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds – 3.21%
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Project’s) Senior Series A 6.40% 8/15/45	985,000	$1,031,453
California Statewide Communities Development Multifamily Housing Authority Revenue (Silver Ridge Apartments) Series H 5.80% 8/1/33 (FNMA) (AMT) •	1,000,000	1,002,350
Santa Clara County Multifamily Housing Authority Revenue (Rivertown Apartments project) Series A 5.85% 8/1/31 (AMT)	1,000,000	1,000,310

		3,034,113

Lease Revenue Bonds – 10.62%
Abag Finance Authority for Nonprofit Corporations (Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,018,720
California State Public Works Board Lease Revenue (California State Prisons Los Angeles) Series C 5.00% 10/1/26	1,000,000	1,109,770
(General Services Buildings 8 & 9) Series A 6.25% 4/1/34	1,000,000	1,153,280
Elsinore Valley Municipal Water District Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,130,770
Golden State Tobacco Securitization Settlement Revenue (Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,070,680
San Diego Public Facilities Financing Authority Lease Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	1,036,480
San Jose Financing Authority (Civic Center Project) Series A 5.00% 6/1/33	1,000,000	1,077,080
San Mateo Joint Powers Financing Authority Lease Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,149,400
Ventura County Public Financing Authority Revenue Series A 5.00% 11/1/33	1,200,000	1,286,712

		10,032,892

Local General Obligation Bonds – 9.52%
Anaheim School District Capital Appreciation Election 2002 4.58% 8/1/25 (NATL-RE) ^	1,000,000	601,000
Bonita Unified School District Election 2008 Series B 5.25% 8/1/28	800,000	900,008
Central Unified School District Election 2008 Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,088,930

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
Coast Community College District Series A 5.00% 8/1/23	1,000,000	$1,216,730
Grossmont Union High School District Election 2004 5.00% 8/1/33	1,000,000	1,056,980
Long Beach Unified School District Refinancing 5.00% 8/1/29	1,000,000	1,122,950
Pittsburg Unified School District Financing Authority Revenue (Pittsburg Unified School District Building Program) 5.50% 9/1/46 (AGM)	800,000	860,160
Santa Barbara Community College District Election 2008 Series A 5.25% 8/1/33	1,000,000	1,117,020
Sierra Joint Community College District No. 2 (Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,021,330

		8,985,108

Pre-Refunded Bonds – 4.38%§
California State Public Works Board Lease Revenue (Regents University) Series G 5.00% 12/1/25-21	1,380,000	1,689,686
California Statewide Communities Development Authority Revenue (Viewpoint School Project) 5.75% 10/1/33-14 (ACA)	1,000,000	1,032,980
Fairfield-Suisun Unified School District Financing Election 2002 5.50% 8/1/28-14 (NATL-RE)	500,000	511,455
Grossmont Union High School District Election 2004 5.00% 8/1/23-15 (NATL-RE)	500,000	534,565
Lancaster Redevelopment Agency (Combined Redevelopment Project Areas) 6.875% 8/1/39-19	285,000	369,864

		4,138,550

Resource Recovery Revenue Bonds – 1.14%
South Bayside Waste Management Authority Revenue (Shoreway Environmental Center) Series A 6.00% 9/1/36	1,000,000	1,073,720

		1,073,720

Special Tax Revenue Bonds – 13.09%
California State Economic Recovery Series A 5.00% 7/1/19	1,000,000	1,206,100
California Statewide Communities Development Authority Revenue (Inland Regional Center Project) 5.375% 12/1/37	1,350,000	1,370,506

Schedules of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Commerce Joint Powers Financing Authority Revenue (Redevelopment Project) Series A 5.00% 8/1/28 (RADIAN)	940,000	$940,122
Fremont Community Facilities District No. 1 (Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	979,330
Glendale Redevelopment Agency Tax Allocation Revenue (Central Glendale Redevelopment Project) 5.50% 12/1/24	1,000,000	1,043,450
Lancaster Redevelopment Agency (Combined Redevelopment Project Areas) 6.875% 8/1/39	215,000	234,150
Poway Redevelopment Agency Tax Allocation Revenue 5.75% 6/15/33 (NATL-RE)	270,000	270,122
Rancho Santa Fe Community Services District Financing Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	879,952
Riverside County Redevelopment Agency Tax Allocation Housing Series A 6.00% 10/1/39	1,000,000	1,052,360
Roseville Westpark Special Tax Public Community Facilities District No. 1 5.25% 9/1/37	500,000	487,260
San Bernardino County Special Tax Community Facilities District No. 2002-1 5.90% 9/1/33	2,000,000	2,006,620
San Diego Redevelopment Agency Tax Allocation Revenue (Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,030,870
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A 5.00% 10/1/29	325,000	333,515
Yucaipa Special Tax Community Facilities District No. 98-1 (Chapman Heights) 5.375% 9/1/30	500,000	527,825

		12,362,182

State General Obligation Bonds – 6.70%
California State 5.25% 11/1/40	1,000,000	1,085,650
Various Purposes 5.25% 3/1/30	1,000,000	1,136,100
5.25% 4/1/35	1,000,000	1,116,760
5.50% 4/1/18	1,000,000	1,191,950
6.00% 3/1/33	1,000,000	1,193,830
6.00% 4/1/38	515,000	599,723

		6,324,013

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Transportation Revenue Bonds – 8.63%
Bay Area Toll Authority Bridge Revenue (San Francisco Bay Area) 5.00% 4/1/26	1,000,000	$1,153,020
Series F-1 5.25% 4/1/23	1,000,000	1,159,860
Series F-1 5.25% 4/1/27	800,000	921,080
Los Angeles Department of Airports Subordinate (Los Angeles International Airport) Series B 5.00% 5/15/33	1,690,000	1,803,619
Riverside County Transportation Commission Senior Lien Series A 5.75% 6/1/44	500,000	519,400
San Diego Redevelopment Agency (Centre City Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,001,120
San Francisco Municipal Transportation Agency Revenue Series B 5.00% 3/1/37	1,500,000	1,588,740

		8,146,839

Water & Sewer Revenue Bonds – 5.51%
California State Department of Water Resources Systems Revenue (Central Valley Project) Series AG 5.00% 12/1/28	815,000	938,807
Los Angeles Wastewater System Revenue Series A 5.00% 6/1/34	1,000,000	1,105,610
San Diego Public Facilities Financing Authority Water Revenue Subordinate Series A 5.00% 8/1/29	1,000,000	1,125,300
San Francisco City & County Public Utilities Commission Water Revenue Series B 5.00% 11/1/26	800,000	921,400
(Water & Sewer Improvement) Subordinate Series A 5.00% 11/1/32	1,015,000	1,115,576

		5,206,693

Total Municipal Bonds (cost $90,385,259)		94,255,499

	Number of shares

Short-Term Investments – 0.80%

Money Market Instrument – 0.01%
California Municipal Cash Trust	7,010	7,010

		7,010

Schedules of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Short-Term Investments (continued)

Variable Rate Demand Note – 0.79%¤
California Infrastructure & Economic Development Bank Series B (Los Angeles County Museum of Natural History Foundation) 0.01% 9/1/37 (LOC - Wells Fargo Bank)	750,000	$750,000

		750,000

Total Short-Term Investments (cost $757,010)		757,010

Total Value of Securities – 100.62% (cost $91,142,269)		$95,012,509

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $1,016,990 which represented 1.08% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

BHAC – Insured by Berkshire Hathaway Assurance Company

FGIC – Insured by Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association Collateral

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

RADIAN – Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds – 98.27%

Corporate Revenue Bond – 1.63%
Public Authority Energy Natural Gas Revenue Series 2008 6.50% 11/15/38	2,500,000	$3,136,400

		3,136,400

Education Revenue Bonds – 6.82%
Colorado Educational & Cultural Facilities Authority Revenue (Academy Charter School Project) 5.50% 5/1/36 (SGI)	2,280,000	2,295,230
7.45% 8/1/48	1,000,000	1,035,960
(Charter School Project) 5.00% 7/15/37	1,150,000	1,168,435
(Liberty Common Charter School Project) 5.125% 12/1/33 (SGI)	2,740,000	2,748,384
(Littleton Preparatory Charter School Project) 5.00% 12/1/33	450,000	404,528
5.00% 12/1/42	540,000	457,299
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	769,125
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (SGI)	1,960,000	1,979,992
University of Colorado Series A 5.00% 6/1/33	2,000,000	2,211,220

		13,070,173

Electric Revenue Bonds – 4.97%
Colorado Springs Utilities System Improvement Revenue Series C 5.50% 11/15/48	3,250,000	3,623,848
Platte River Power Authority Revenue Series HH 5.00% 6/1/27	2,795,000	3,201,477
Series HH 5.00% 6/1/29	2,355,000	2,697,488

		9,522,813

Healthcare Revenue Bonds – 35.61%
Aspen Valley Hospital District Revenue 5.00% 10/15/30	1,250,000	1,303,313
5.00% 10/15/33	600,000	616,902
Aurora Hospital Revenue (Children’s Hospital Association Project) Series D 5.00% 12/1/23 (AGM)	2,775,000	3,104,254
Colorado Health Facilities Authority Revenue (Adventist Health/Sunbelt) 5.125% 11/15/24 •	1,375,000	1,514,728
(American Baptist) 8.00% 8/1/43	1,000,000	992,630
(Boulder Community Hospital Project) 5.00% 10/1/42	2,000,000	2,059,020
(Catholic Health Initiatives) Series A 4.75% 9/1/40	695,000	697,113
Series A 5.00% 7/1/39	1,540,000	1,568,059

Schedules of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 2/1/41	2,250,000	$2,296,080
Series A 5.25% 2/1/33	1,000,000	1,043,560
Series A 5.25% 1/1/45	3,000,000	3,137,940
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,045,040
Series D 6.25% 10/1/33	2,000,000	2,264,880
(Christian Living Community Project) 5.25% 1/1/37	1,500,000	1,434,540
6.375% 1/1/41	1,000,000	1,042,430
Series A 5.75% 1/1/37	1,500,000	1,513,335
(Covenant Retirement Communities) Series A 5.00% 12/1/33	4,000,000	3,916,120
(Craig Hospital Project) 4.00% 12/1/42	505,000	445,905
5.00% 12/1/32	3,500,000	3,726,975
(Evangelical Lutheran) 5.00% 6/1/35	2,000,000	2,006,200
5.00% 12/1/42	2,500,000	2,492,250
Series A 5.25% 6/1/34	2,750,000	2,753,163
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,031,640
(National Jewish Health Project) 5.00% 1/1/27	300,000	308,205
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,046,240
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,166,327
(Sisters of Charity of Leavenworth Health System) Series A 5.00% 1/1/40	1,000,000	1,027,180
Series B 5.25% 1/1/25	2,500,000	2,771,700
(Total Long-Term Care) Series A 6.00% 11/15/30	2,365,000	2,523,242
Series A 6.25% 11/15/40	750,000	793,260
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,036,370
Denver Health & Hospital Authority Health Care Revenue (Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,591,375
Series A 4.75% 12/1/36	1,500,000	1,483,440
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,043,510
University of Colorado Hospital Authority Revenue Series A 5.00% 11/15/37	2,690,000	2,718,998
Series A 6.00% 11/15/29	2,460,000	2,755,569

		68,271,493

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Housing Revenue Bonds – 1.21%
Colorado Housing & Finance Authority (Single Family Mortgage - Class 1) Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	955,000	$990,602
(Single Family Program Class 1) Series AA 4.50% 5/1/23 (FHLMC)	610,000	655,817
Series AA 4.50% 11/1/23 (FHLMC)	630,000	674,793

		2,321,212

Lease Revenue Bonds – 2.48%
Aurora Certificates of Participation Series A 5.00% 12/1/30	2,370,000	2,608,588
Colorado Building Excellent Schools Today Certificates of Participation Series G 5.00% 3/15/32	2,000,000	2,158,020

		4,766,608

Local General Obligation Bonds – 12.66%
Central Colorado Water Conservancy District (Limited Tax) 5.00% 12/1/33	1,750,000	1,887,935
Commerce City Northern Infrastructure General Improvement District 5.00% 12/1/32 (AGM)	2,125,000	2,292,811
Denver City & County (Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,708,277
Denver City & County School District No. 1 4.00% 12/1/28	800,000	838,904
Denver International Business Center Metropolitan District No. 1 5.00% 12/1/30	350,000	363,279
Douglas County School District No. 1 (Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,402,351
Grand County School District No. 2 (East Grand) 5.25% 12/1/25 (AGM)	2,485,000	2,867,094
Gunnison Watershed School District No. 1J Series 2009 5.25% 12/1/33	1,400,000	1,556,576
Jefferson County School District No. R-1 5.25% 12/15/24	2,500,000	3,064,550
North Range Metropolitan District No. 1 4.50% 12/15/31 (ACA) @	1,500,000	1,304,790
District No. 2 5.50% 12/15/37 @	1,200,000	1,153,740
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,515,568
Sand Creek Metropolitan District 5.00% 12/1/31 (SGI)	75,000	75,071

Schedules of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Weld County School District No. 4 5.00% 12/1/19 (AGM)	1,085,000	$1,241,435

		24,272,381

Pre-Refunded Bonds – 10.41%§
Adams & Arapahoe Counties Joint School District No. 28J (Aurora) 6.00% 12/1/28-18	2,500,000	3,083,275
Aspen Sales Tax Revenue (Parks & Open Spaces) Series B 5.25% 11/1/23-15 (AGM)	2,040,000	2,211,625
Colorado Health Facilities Authority Revenue (Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	84,626
Denver City & County (Justice System Facilities & Zoo) 5.00% 8/1/19-15	1,020,000	1,089,860
(Justice System Facilities) 5.00% 8/1/21-16	1,500,000	1,669,170
Douglas County School District No. 1 (Douglas & Elbert Counties) Series B 5.00% 12/15/24-16	2,355,000	2,653,991
Garfield County School District No. 2 5.00% 12/1/25-16 (AGM)	2,280,000	2,567,850
Garfield Pitkin & Eagle County School District No. 1 (Roaring Fork) Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,558,500
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities) Series I 5.25% 7/1/33-14	25,000	25,422
Regional Transportation District Revenue (FasTracks Project) Series A 5.00% 11/1/28-16 (AMBAC)	2,500,000	2,804,800
University of Colorado Enterprise System Revenue Series A 5.00% 6/1/30-16 (AMBAC)	2,000,000	2,205,900

		19,955,019

Special Tax Revenue Bonds – 10.66%
Baptist Road Rural Transportation Authority Sales & Use Tax Revenue 5.00% 12/1/26 @	1,575,000	1,357,319
Denver Convention Center Hotel Authority Revenue 5.00% 12/1/35 (SGI)	3,665,000	3,687,980
Denver International Business Center Metropolitan District No. 1 5.375% 12/1/35	1,750,000	1,805,825
Guam Government Business Privilege Tax Revenue Series A 5.125% 1/1/42	1,250,000	1,270,075
Series A 5.25% 1/1/36	1,675,000	1,720,912

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Park Meadows Business Improvement District Shared Sales Tax Revenue 5.30% 12/1/27	950,000	$992,066
5.35% 12/1/31	720,000	745,495
Plaza Metropolitan District No. 1 5.00% 12/1/40	1,265,000	1,228,745
Regional Transportation District Certificates of Participation Series A 5.375% 6/1/31	1,540,000	1,667,635
Regional Transportation District Sales Revenue (Denver Transit Partners) 6.00% 1/15/34	1,450,000	1,533,143
6.00% 1/15/41	2,400,000	2,524,224
Regional Transportation District Sales Tax Revenue (FasTracks Project) Series A 5.25% 11/1/18	1,000,000	1,197,560
Tallyns Reach Metropolitan District No. 3 (Limited Tax Convertible) 5.125% 11/1/38	740,000	700,958

		20,431,937

Transportation Revenue Bonds – 10.66%
Colorado High Performance Transportation Enterprise Revenue Senior U.S. 36 & I-25 Managed Lanes 5.75% 1/1/44 (AMT)	2,140,000	2,147,169
Denver City & County Airport System Revenue Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	2,184,240
Series A 5.25% 11/15/36	2,500,000	2,682,875
Series B 5.00% 11/15/30	1,000,000	1,082,470
Series B 5.00% 11/15/32	1,000,000	1,067,220
Series B 5.00% 11/15/37	8,000,000	8,393,997
E-470 Public Highway Authority Series C 5.25% 9/1/25	690,000	740,625
Series C 5.375% 9/1/26	2,000,000	2,146,740

		20,445,336

Water & Sewer Revenue Bonds – 1.16%
Eagle River Water & Sanitation District Enterprise Revenue 5.00% 12/1/27	400,000	447,088
5.00% 12/1/29 (ASSURED GTY)	250,000	272,863
5.00% 12/1/32	400,000	432,204
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,076,500

		2,228,655

Total Municipal Bonds (cost $179,994,304)		188,422,027

Schedules of investments

Delaware Tax-Free Colorado Fund (Unaudited)

	Number of shares	Value (U.S. $)

Short-Term Investment – 0.57%

Money Market Mutual Fund – 0.57%
Dreyfus Cash Management Fund	1,100,893	$1,100,893

Total Short-Term Investment (cost $1,100,893)		1,100,893

Total Value of Securities – 98.84% (cost $181,095,197)		$189,522,920

@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $3,815,849, which represents 1.99% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

ACA – Insured by American Capital Access

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation collateral

HUD – Housing and Urban Development Section 8

NATL-RE – Insured by National Public Finance Guarantee Corporation

SGI – Insured by Syncora Guarantee Inc.

VA – Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 97.10%
Corporate Revenue Bonds – 7.61%
Nez Perce County Pollution Control Revenue (Potlatch Project) 6.00% 10/1/24	3,750,000	$3,750,782
Power County Industrial Development Revenue (FMC project) 6.45% 8/1/32 (AMT)	2,000,000	2,002,440
Power County Pollution Control Revenue (FMC Project) 5.625% 10/1/14	2,475,000	2,476,040

		8,229,262

Education Revenue Bonds – 11.57%
Boise State University Revenue (General Project) Series A 4.00% 4/1/37	1,250,000	1,214,138
Series A 4.25% 4/1/32 (NATL-RE)	750,000	760,283
Series A 5.00% 4/1/26	965,000	1,091,926
Series A 5.00% 4/1/39	1,000,000	1,047,260
Series A 5.00% 4/1/42	1,350,000	1,440,086
Idaho Housing & Financing Association Nonprofit Facilities Revenue (North Star Charter School Project) Series A 9.50% 7/1/39	1,000,000	650,010
University of Idaho Series 2011 5.25% 4/1/41 •	1,940,000	2,254,299
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,206,684
Series B 4.50% 4/1/41 (AGM) •	1,100,000	1,224,476
Series B 5.00% 4/1/28	1,000,000	1,081,330
Series B 5.00% 4/1/32	500,000	530,800

		12,501,292

Electric Revenue Bond – 1.00%
Boise-Kuna Irrigation District Revenue (Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,085,700

		1,085,700

Healthcare Revenue Bonds – 9.95%
Idaho Health Facilities Authority Revenue (St. Luke’s Health System Project) Series A 5.00% 3/1/47	1,500,000	1,536,780
Series A 6.50% 11/1/23	250,000	283,183
Series A 6.75% 11/1/37	1,250,000	1,386,163
(St. Luke’s Regional Medical Center project) 5.00% 7/1/35 (AGM)	2,500,000	2,565,375
(Trinity Health Center Group) Series B 6.125% 12/1/28	1,210,000	1,403,648
Series D 4.50% 12/1/37	1,385,000	1,411,190

Schedules of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	$2,164,000

		10,750,339

Housing Revenue Bonds – 2.54%
Idaho Housing & Finance Association Single Family Mortgage Revenue Series A Class II 4.375% 7/1/32	995,000	1,022,691
Series B Class I 5.00% 7/1/37 (AMT)	435,000	436,235
Series C Class II 4.95% 7/1/31	995,000	1,029,218
Series I-1 Class I 5.45% 1/1/39 (AMT)	250,000	252,735

		2,740,879

Lease Revenue Bonds – 6.36%
Idaho Housing & Finance Association Revenue (TDF Facilities Project-Recovery Zone) Series A 6.50% 2/1/26	1,370,000	1,490,231
Series A 7.00% 2/1/36	1,500,000	1,602,690
Idaho State Building Authority Revenue 5.00% 9/1/40	1,250,000	1,339,863
(Capitol Mall Parking Project) Series A 4.50% 9/1/25	455,000	501,392
Series A 4.50% 9/1/26	485,000	529,198
Series A 4.50% 9/1/27	505,000	545,471
(Eastern Idaho Technical College Project) Series B 5.00% 9/1/25	740,000	866,991

		6,875,836

Local General Obligation Bonds – 29.32%
Ada & Canyon Counties Joint School District No. 2 Meridian 4.50% 7/30/22	1,500,000	1,693,350
5.50% 7/30/16	1,305,000	1,464,667
(School Board Guaranteed) 4.75% 2/15/20	1,000,000	1,040,750
Bannock County School District No. 25 Pocatello/ Chubbuck (School Board Guaranteed) 5.00% 8/15/15	1,040,000	1,063,296
5.00% 8/15/16	1,100,000	1,124,277
Boise City Independent School District (School Board Guaranteed) 5.00% 8/1/24 (AGM)	1,500,000	1,683,645
Bonneville Joint School District No. 93 (School Board Guaranteed) Series A 5.00% 9/15/30	1,515,000	1,713,253

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Bonneville Joint School District No. 93 (School Board Guaranteed) Series A 5.00% 9/15/31	870,000	$978,324
Canyon County School District No. 131 Nampa (School Board Guaranteed) Series B 5.00% 8/15/23	1,295,000	1,537,566
Canyon County School District No. 132 Caldwell 5.00% 7/30/15 (NATL-RE)	2,000,000	2,127,720
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,953,701
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,049,970
Canyon County School District No. 139 Vallivue 5.00% 9/15/33	1,000,000	1,110,110
Series B 5.00% 9/15/24	1,480,000	1,734,205
Idaho Bond Bank Authority Revenue Series A 5.00% 9/15/28	1,250,000	1,387,775
Series A 5.00% 9/15/31	1,025,000	1,141,502
Series A 5.00% 9/15/33	1,125,000	1,239,536
Series A 5.25% 9/15/26	2,000,000	2,263,460
Series B 5.00% 9/15/30 (NATL-RE)	725,000	779,941
Kootenai County School District No. 271 Coeur D’Alene (School Board Guaranteed) Series B 4.00% 9/15/24	540,000	589,691
Series B 4.00% 9/15/25	650,000	702,975
Twin Falls County School District No. 413 Filer (School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,300,420

		31,680,134

Pre-Refunded Bonds – 5.20%§
Ada & Canyon Counties Joint School District No. 3 Kuna (School Board Guaranteed) 4.75% 8/15/22-14	600,000	612,972
Boise State University Revenue Series A 5.00% 4/1/18-14 (NATL-RE)	1,000,000	1,004,490
Nampa City Series B 5.00% 8/1/21-15 (NATL-RE)	2,475,000	2,644,513
Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.50% 8/1/28-19	15,000	18,369
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A 5.25% 10/1/20-14	500,000	514,920
Series A 5.25% 10/1/24-14	800,000	823,872

		5,619,136

Schedules of investments

Delaware Tax-Free Idaho Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 11.77%
Coeur d’Alene Local Improvement District No. 6 6.10% 7/1/14	45,000	$45,728
Guam Government Business Privilege Tax Revenue Series A 5.125% 1/1/42	545,000	553,753
Series A 5.25% 1/1/36	705,000	724,324
Idaho Bond Bank Authority Revenue Series D 5.00% 9/15/23	1,030,000	1,228,821
Series D 5.00% 9/15/30	350,000	394,132
Idaho Water Resource Board (Ground Water Rights Mitigation) Series A 5.00% 9/1/32	3,565,000	3,683,465
Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,537,965
Nampa Development Tax Increment Revenue 144A 5.00% 9/1/31 #	1,000,000	1,018,030
5.90% 3/1/30	3,000,000	3,197,040
Virgin Islands Public Finance Authority Revenue (Senior Lien-Matching Fund Loan Note) Series A 5.00% 10/1/29	325,000	333,515

		12,716,773

Transportation Revenue Bonds – 10.75%
Boise Airport Revenue (Air Terminal Facilities Project) 5.75% 9/1/19 (AGM) (AMT)	1,000,000	1,205,920
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,204,170
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	2,200,427
Idaho Housing & Finance Association Grant Anticipated Revenue (Federal Highway Trust) 5.00% 7/15/24 (NATL-RE)	2,000,000	2,180,400
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,135,605
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,690,635

		11,617,157

Water & Sewer Revenue Bond – 1.03%
Idaho Bond Bank Authority Revenue Series C 5.375% 9/15/38	1,000,000	1,113,480

		1,113,480

Total Municipal Bonds (cost $101,455,340)		104,929,988

(Unaudited)

	Number of shares	Value (U.S. $)
Short-Term Investments – 1.71%
Money Market Mutual Fund – 0.86%
Dreyfus Cash Management Fund	931,347	$931,347

		931,347

	Principal amount°
Variable Rate Demand Note – 0.85%¤
Idaho State University Foundation Income Revenue (L.E. & Thelma Stephens Project) 0.04% 5/1/21 (LOC-Wells Fargo Bank)	920,000	920,000

		920,000

Total Short-Term Investments (cost $1,851,347)		1,851,347

Total Value of Securities – 98.81% (cost $103,306,687)		$106,781,335

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $1,018,030 which represented 0.94% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

ASSURED GTY – Insured by Assured Guaranty Corporation

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	February 28, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.93%
Corporate Revenue Bonds – 7.66%
Jefferson County Industrial Development Agency Solid Waste Disposal (International Paper) Series A 5.20% 12/1/20 (AMT)	350,000	$350,154
Nassau County Tobacco Settlement Revenue (Asset-Backed) Series A-3 5.00% 6/1/35	215,000	161,613
New York City Industrial Development Agency Special Facilities Revenue (American Airlines - JFK International Airport) 7.75% 8/1/31 (AMT) •	250,000	274,178
New York Liberty Development Revenue (Second Priority - Bank of America Tower) Class 2 5.625% 7/15/47	500,000	538,245
Class 3 6.375% 7/15/49	865,000	930,359
Niagara Area Development Revenue (Covanta Energy Project) Series B 4.00% 11/1/24	1,060,000	1,031,179
Suffolk County Industrial Development Agency Revenue (Keyspan-Port Jefferson Energy Center) 5.25% 6/1/27 (AMT)	250,000	251,405
Suffolk Tobacco Asset Securitization Series B 5.25% 6/1/37	700,000	715,708
TSASC Revenue (Asset-Backed) Series 1 5.00% 6/1/34	575,000	463,628
Series 1 5.125% 6/1/42	1,050,000	828,146

		5,544,615

Education Revenue Bonds – 22.31%
Albany Industrial Development Agency Civic Facilities Revenue (Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	220,663
Buffalo & Erie County Industrial Land Development (Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	597,413
(Medaille College Project) 5.25% 4/1/35	500,000	479,070
Build NYC Resource (Bronx Charter School for Excellence) 5.00% 4/1/33	500,000	484,435
5.50% 4/1/43	500,000	499,250
Dutchess County Local Development (Marist College Project) Series A 5.00% 7/1/19	760,000	893,692
Madison County Capital Resource Revenue (Colgate University Project) Series A 5.00% 7/1/28	400,000	443,312

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Monroe County Industrial Development Revenue (Nazareth College Rochester Project) 5.00% 10/1/22	340,000	$376,553
5.00% 10/1/23	470,000	517,447
5.25% 10/1/31	500,000	524,360
5.50% 10/1/41	500,000	525,430
New York City Trust for Cultural Resources (Whitney Museum of American Art) 5.00% 7/1/31	500,000	531,645
New York State Dormitory Authority (Brooklyn Law School) 5.75% 7/1/33	340,000	359,543
(Cornell University) Series A 5.00% 7/1/32	265,000	298,125
Series A 5.00% 7/1/34	170,000	188,879
(Culinary Institute of America) 5.00% 7/1/28	500,000	528,780
5.00% 7/1/34	290,000	295,629
(Fordham University) 5.00% 7/1/44	650,000	689,020
(Manhattan Marymount) 5.00% 7/1/24	350,000	368,907
(Mt. Sinai School of Medicine) 5.00% 7/1/19	500,000	585,155
5.125% 7/1/39	500,000	519,350
(New York University) Series A 5.25% 7/1/34	500,000	559,585
(Pace University) Series A 5.00% 5/1/29	300,000	288,555
(Rockefeller University) Series A 5.00% 7/1/27	250,000	283,458
(Skidmore College) A 5.00% 7/1/21	325,000	379,070
(St. Joseph’s College) 5.25% 7/1/25	490,000	510,982
(Teachers College) 5.50% 3/1/39	250,000	265,993
(University of Rochester) Series A 5.125% 7/1/39	250,000	275,395
Series A-2 4.375% 7/1/20	200,000	211,406
Onondaga Civic Development Revenue (Le Moyne College Project) 5.20% 7/1/29	500,000	524,010
Onondaga County Trust for Cultural Research Revenue (Syracuse University Project) Series B 5.00% 12/1/19	350,000	419,031
St. Lawrence County Industrial Development Agency Civic Facility Revenue (St. Lawrence University) Series A 5.00% 10/1/16	500,000	556,760
Suffolk County Industrial Development Agency Civic Facility Revenue (New York Institute of Technology Project) 5.00% 3/1/26	600,000	612,636

Schedules of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Troy Capital Resource Revenue (Rensselaer Polytechnic) Series B 5.00% 9/1/18	165,000	$191,969
Troy Industrial Development Authority (Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	528,780
Yonkers Economic Development Education Revenue (Charter School Educational Excellence) Series A 6.25% 10/15/40	600,000	609,036

		16,143,324

Electric Revenue Bonds – 1.67%
Long Island Power Authority Electric System Revenue Series A 5.75% 4/1/39	350,000	390,012
Series B 5.75% 4/1/33	250,000	278,580
New York State Power Authority Revenue Series A 5.00% 11/15/38	500,000	541,675

		1,210,267

Healthcare Revenue Bonds – 16.07%
Albany Industrial Development Agency Civic Facility Revenue (St. Peter’s Hospital Project) Series A 5.25% 11/15/32	800,000	834,704
East Rochester Housing Authority Revenue (Senior Living-Woodland Village project) 5.50% 8/1/33	500,000	461,825
Monroe County Industrial Development Insured (Rochester General Hospital) Series A 5.00% 12/1/27	330,000	353,951
Series A 5.00% 12/1/28	655,000	697,477
(University Hospital of Rochester Project) 5.50% 8/15/40 (FHA)	585,000	654,486
New York City Health & Hospital Revenue (Health System) Series A 5.00% 2/15/30	500,000	532,705
New York Dormitory Authority Revenue (Catholic Health Long Island Obligation Group) 5.00% 7/1/27	400,000	402,544
New York Dormitory Authority Revenue Non-State Supported Debt (Memorial Sloan-Kettering) Series 1 5.00% 7/1/23	600,000	702,018
Series 1 5.00% 7/1/35	225,000	235,391
Subordinate Series A2 5.00% 7/1/26	500,000	560,520
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	653,076
(North Shore Long Island Jewish Group) Series A 5.00% 5/1/41	500,000	517,945
Series A 5.50% 5/1/37	500,000	530,875

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
New York Dormitory Authority Revenue Non-State Supported Debt (Orange Regional Medical Center) 6.125% 12/1/29	540,000	$542,700
6.25% 12/1/37	250,000	246,925
Onondaga Civic Development Revenue (St. Joseph’s Hospital Health Center) 4.50% 7/1/32	365,000	313,864
5.00% 7/1/42	750,000	652,553
Orange County Funding Assisted Living Residence Revenue 6.50% 1/1/46	500,000	442,115
Saratoga County (Saratoga Hospital Project) Series A 5.00% 12/1/26	500,000	555,945
Suffolk County Economic Development Revenue (Catholic Health Services) 5.00% 7/1/28	1,000,000	1,049,390
(Peconic Landing Southland) 6.00% 12/1/40	650,000	692,582

		11,633,591

Housing Revenue Bond – 0.49%
New York Mortgage Agency Revenue 44th Series 4.35% 10/1/24 (AMT)	345,000	356,133

		356,133

Lease Revenue Bonds – 10.00%
Erie County Industrial Development Agency School Facility Revenue (Buffalo City School District) Series A 5.25% 5/1/25	500,000	569,870
Hudson Yards Infrastructure Revenue Series A 5.75% 2/15/47	1,000,000	1,092,690
New York City Industrial Development Agency (New York Stock Exchange Project) Series A 5.00% 5/1/18	350,000	404,439
(Senior Trips) Series A 5.00% 7/1/22 (AMT)	350,000	373,832
Series A 5.00% 7/1/28	1,500,000	1,506,997
New York City Trust for Cultural Resources (Wildlife Conservation Society) Series A 5.00% 8/1/33	1,000,000	1,085,620
New York Liberty Development (World Trade Center Project) 5.00% 11/15/31	500,000	536,825
Tobacco Settlement Financing Authority Revenue (Asset-Backed) Series A 5.00% 6/1/18	500,000	584,115
Series B 5.00% 6/1/21	500,000	545,885

Schedules of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Lease Revenue Bonds (continued)
United Nations Development Revenue Series A 5.00% 7/1/26	500,000	$537,620

		7,237,893

Local General Obligation Bonds – 7.88%
New York City Fiscal 2014 Subordinate Series D-1 5.00% 8/1/31	1,000,000	1,100,530
Series B 5.00% 8/1/27	1,000,000	1,125,300
Series G 5.00% 8/1/22	500,000	590,955
Subordinate Series A-1 5.00% 10/1/27	500,000	563,725
Subordinate Series C-1 5.00% 10/1/19	500,000	571,135
Subordinate Series I-1 5.375% 4/1/36	500,000	561,895
Un-refunded Balance Series D 5.00% 11/1/34	70,000	71,878
New York Dormitory Authority Revenue Non-State Supported Debt (School Districts Financing Program) Series A 5.00% 10/1/23	500,000	567,790
Series A 5.00% 10/1/25 (AGM)	500,000	551,140

		5,704,348

Pre-Refunded Bonds – 1.54%§
New York City Series D 5.00% 11/1/34-14	55,000	56,817
New York City Transitional Finance Authority (Future Tax Secured) Subordinated Series B 5.00% 11/1/18-17	335,000	382,141
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series Y 5.50% 7/1/36-16	475,000	532,770
Triborough Bridge & Tunnel Authority Series C 5.00% 11/15/24-18	120,000	142,550

		1,114,278

(Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

Special Tax Revenue Bonds – 17.45%
Brooklyn Arena Local Development (Barclays Center Project) 6.25% 7/15/40	500,000	$536,705
6.375% 7/15/43	500,000	538,575
6.50% 7/15/30	500,000	549,780
Guam Government Business Privilege Tax Revenue Series A 5.25% 1/1/36	240,000	246,578
Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	532,510
New York City Industrial Development Agency Civic Facility Revenue (YMCA of Greater New York Project) 5.00% 8/1/36	600,000	605,496
New York City Transitional Finance Authority Revenue (Building Aid) Series S-1 5.00% 7/15/21	750,000	889,620
Subordinate Series S1 5.25% 7/15/37	1,000,000	1,091,510
(Future Tax Secured) Fiscal 2011 5.00% 2/1/26	250,000	282,173
Fiscal 2011 5.25% 2/1/29	500,000	559,415
Series A1 5.00% 11/1/42	750,000	804,968
Series B1 5.00% 11/1/40	750,000	809,865
Series C 5.25% 11/1/25	500,000	588,470
Un-refunded Balance 5.00% 11/1/18	165,000	186,273
New York City Trust for Cultural Resources Revenue (Museum of Modern Art) Series A1 5.00% 4/1/31	1,000,000	1,102,770
New York Dormitory Authority State Supported Debt Revenue (Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	569,370
New York Environmental Facilities Series A 5.25% 12/15/19	350,000	426,038
New York Sales Tax Asset Receivables Series A 5.25% 10/15/27 (AMBAC)	500,000	514,500
New York State Dormitory Authority General Purpose Series C 5.00% 3/15/34	500,000	546,635
Series E 4.00% 2/15/19	500,000	568,305
New York State Thruway Authority Series A 5.00% 3/15/27	500,000	576,100
Virgin Islands Public Finance Authority Revenue (Matching Fund Loan Note - Senior Lien) Series A 5.00% 10/1/29	100,000	102,620

		12,628,276

Schedules of investments

Delaware Tax-Free New York Fund (Unaudited)

	Principal amount°	Value (U.S. $)

Municipal Bonds (continued)

State General Obligation Bonds – 0.94%
New York City Series E 5.00% 8/1/28	125,000	$137,324
New York State Series A 5.00% 3/1/38	500,000	540,035

		677,359

Transportation Revenue Bonds – 8.97%
Metropolitan Transportation Authority Revenue Series 2008C 6.50% 11/15/28	200,000	238,584
Series C 5.00% 11/15/32	500,000	536,645
Series D 5.00% 11/15/32	500,000	536,645
Series D 5.25% 11/15/27	500,000	553,820
Series F 5.00% 11/15/15	150,000	162,434
New York State Thruway Authority General Revenue Series I 5.00% 1/1/32	700,000	748,384
New York State Thruway Authority Revenue Series H 5.00% 1/1/30 (NATL-RE)	750,000	812,948
Port Authority of New York & New Jersey (Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	273,458
(JFK International Air Terminal) 6.00% 12/1/42	700,000	763,952
6.50% 12/1/28	550,000	575,262
Triborough Bridge & Tunnel Authority Series B 5.00% 11/15/20	1,000,000	1,195,140
Series C 5.00% 11/15/24	80,000	91,718

		6,488,990

Water & Sewer Revenue Bonds – 3.95%
New York City Municipal Water Finance Authority Water & Sewer System Revenue Fiscal 2009 Series A 5.75% 6/15/40	200,000	225,014
Series FF-2 5.50% 6/15/40	250,000	271,265
(Second General Resolution) Fiscal 2012 Series BB 5.25% 6/15/44	500,000	539,225
Series HH 5.00% 6/15/32	500,000	545,720
New York State Environmental Facilities Revenue Clean Water & Drinking Revolving Funds 5.00% 6/15/30	500,000	557,620
Series E 5.00% 5/15/20	600,000	720,792

		2,859,636

Total Municipal Bonds (cost $69,681,323)		71,598,710

Total Value of Securities – 98.93% (cost $69,681,323)		$71,598,710

(Unaudited)

¡	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

—	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

FHA – Federal Housing Administration

NATL-RE – Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
February 28, 2014 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund
Assets:
Investments, at value[1]	$86,639,915	$94,255,499	$188,422,027
Short-term investments, at value[2]	730,000	757,010	1,100,893
Cash	144,397	—	19,961
Interest receivable	937,643	1,251,493	2,320,275
Receivables for fund shares sold	18,500	148,756	159,970

Total assets	88,470,455	96,412,758	192,023,126

Liabilities:
Cash overdraft	—	35,500	—
Payable for fund shares redeemed	215,575	50,100	39,391
Income distribution payable	55,429	54,018	115,250
Payable for securities purchased	—	1,750,000	—
Investment management fees payable	25,643	27,984	62,136
Distribution fees payable	20,422	27,016	43,710
Other accrued expenses	15,180	38,221	14,276
Other affiliates payable	1,175	1,230	6,202
Trustees’ fees and expenses payable	583	625	1,273

Total liabilities	334,007	1,984,694	282,238

Total Net Assets	$88,136,448	$94,428,064	$191,740,888

Net Assets Consist of:
Paid-in capital	$87,693,175	$92,693,367	$190,335,147
Undistributed net investment income	34,095	20,517	359,643
Accumulated net realized loss on investments	(2,064,138)	(2,156,060)	(7,381,625)
Net unrealized appreciation of investments	2,473,316	3,870,240	8,427,723

Total Net Assets	$88,136,448	$94,428,064	$191,740,888

[1]Investments, at cost	$84,166,599	$90,385,259	$179,994,304
[2]Short-term investments, at cost	730,000	757,010	1,100,893

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Net Asset Value

Class A:
Net assets	$81,851,490	$78,495,996	$179,479,984
Shares of beneficial interest outstanding, unlimited authorization, no par	7,397,983	6,746,230	16,431,005
Net asset value per share	$11.06	$11.64	$10.92
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.58	$12.19	$11.43

Class B:
Net assets	$74,343	$307,980	$11,224
Shares of beneficial interest outstanding, unlimited authorization, no par	6,714	26,358	1,027
Net asset value per share	$11.07	$11.68	$10.93

Class C:
Net assets	$6,208,515	$15,621,977	$12,247,573
Shares of beneficial interest outstanding, unlimited authorization, no par	559,633	1,340,375	1,118,215
Net asset value per share	$11.09	$11.65	$10.95

Institutional Class:
Net assets	$2,100	$2,111	$2,107
Shares of beneficial interest outstanding, unlimited authorization, no par	189.80	181.45	193
Net asset value per share	$11.06	$11.63	$10.92

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Assets:
Investments, at value[1]	$104,929,988	$71,598,710
Short-term investments, at value[2]	1,851,347	—
Cash	—	541,986
Interest receivable	1,628,833	813,600
Receivables for fund shares sold	26,581	64,544
Receivables for securities sold	—	171,155

Total assets	108,436,749	73,189,995

Liabilities:
Cash overdraft	162,473	—
Income distribution payable	56,313	36,739
Payable for fund shares redeemed	52,747	14,929
Payable for securities purchased	—	686,784
Distribution fees payable	38,288	24,618
Investment management fees payable	36,342	18,121
Other accrued expenses	17,906	33,790
Other affiliates payable	4,234	4,177
Trustees’ fees and expenses payable	715	478

Total liabilities	369,018	819,636

Total Net Assets	$108,067,731	$72,370,359

Net Assets Consist of:
Paid-in capital	$109,506,173	$71,918,982
Undistributed (Distributions in excess of) net investment income	(14,037)	1,116
Accumulated net realized loss on investments	(4,899,053)	(1,467,126)
Net unrealized appreciation of investments	3,474,648	1,917,387

Total Net Assets	$108,067,731	$72,370,359

[1]Investments, at cost	$101,455,340	$69,681,323
[2]Short-term investments, at cost	1,851,347	—

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund

Net Asset Value

Class A:
Net assets	$76,975,399	$53,516,996
Shares of beneficial interest outstanding, unlimited authorization, no par	6,815,246	4,852,220
Net asset value per share	$11.29	$11.03
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.82	$11.55

Class B:
Net assets	$192,421	$15,175
Shares of beneficial interest outstanding, unlimited authorization, no par	17,066	1,378
Net asset value per share	$11.28	$11.01

Class C:
Net assets	$30,897,823	$18,836,082
Shares of beneficial interest outstanding, unlimited authorization, no par	2,737,645	1,711,961
Net asset value per share	$11.29	$11.00

Institutional Class:
Net assets	$2,088	$2,106
Shares of beneficial interest outstanding, unlimited authorization, no par	184.80	191
Net asset value per share	$11.30	$11.03

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six months ended February 28, 2014 (Unaudited)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund

Investment Income:
Interest	$2,135,858	$2,251,275	$4,506,653

Expenses:
Management fees	222,145	271,686	537,946
Distribution expenses – Class A	103,149	102,156	228,794
Distribution expenses – Class B	461	1,566	99
Distribution expenses – Class C	31,418	84,106	63,297
Dividend disbursing and transfer agent fees and expenses	26,911	36,709	63,287
Audit and tax	16,968	16,968	16,967
Accounting and administration expenses	16,534	18,402	36,404
Reports and statements to shareholders	8,242	6,786	13,892
Registration fees	7,820	6,542	9,588
Legal fees	6,146	5,996	12,082
Trustees’ fees and expenses	2,417	2,702	5,278
Custodian fees	944	1,606	3,090
Other	6,076	7,249	9,727

	449,231	562,474	1,000,451
Less expenses waived	(51,747)	(92,551)	(130,270)
Less waived distribution expenses – Class B	(346)	(1,175)	(74)
Less expense paid indirectly	(12)	(9)	(31)

Total operating expenses	397,126	468,739	870,076

Net Investment Income	1,738,732	1,782,536	3,636,577

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(2,154,211)	(1,755,804)	(4,622,904)
Net change in unrealized appreciation (depreciation) of investments	5,407,515	6,349,258	12,569,242

Net Realized and Unrealized Gain	3,253,304	4,593,454	7,946,338

Net Increase in Net Assets Resulting from Operations	$4,992,036	$6,375,990	$11,582,915

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund

Investment Income:
Interest	$2,467,928	$1,533,380

Expenses:
Management fees	309,682	204,155
Distribution expenses – Class A	101,058	68,127
Distribution expenses – Class B	1,252	505
Distribution expenses – Class C	158,026	98,395
Dividend disbursing and transfer agent fees and expenses	40,362	32,084
Accounting and administration expenses	20,979	13,820
Audit and tax	16,968	16,968
Reports and statements to shareholders	7,410	5,782
Legal fees	6,705	4,486
Registration fees	5,467	8,207
Trustees’ fees and expenses	3,046	2,005
Custodian fees	1,769	864
Other	6,902	7,980

	679,626	463,378
Less expenses waived	(63,887)	(91,852)
Less waived distribution expenses – Class B	(760)	(379)
Less expense paid indirectly	(22)	(9)

Total operating expenses	614,957	371,138

Net Investment Income	1,852,971	1,162,242

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(3,493,152)	(1,273,075)
Net change in unrealized appreciation (depreciation) of investments	6,612,498	4,424,381

Net Realized and Unrealized Gain	3,119,346	3,151,306

Net Increase in Net Assets Resulting from Operations	$4,972,317	$4,313,548

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Arizona Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,738,732	$4,013,649
Net realized gain (loss)	(2,154,211)	506,262
Net change in unrealized appreciation (depreciation)	5,407,515	(11,342,703)

Net increase (decrease) in net assets resulting from operations	4,992,036	(6,822,792)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,627,725)	(3,775,830)
Class B	(1,820)	(6,076)
Class C	(100,387)	(220,080)
Institutional Class	(14)	—

Net realized gain:
Class A	(209,767)	(976,137)
Class B	(232)	(2,084)
Class C	(15,880)	(69,528)

	(1,955,825)	(5,049,735)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,007,032	6,166,177
Class B	48	—
Class C	107,141	1,155,077
Institutional Class	2,033	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,433,417	3,708,854
Class B	2,052	7,855
Class C	99,845	238,865
Institutional Class	12	—

	5,651,580	11,276,828

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,300,603)	$(14,895,352)
Class B	(34,519)	(111,244)
Class C	(697,453)	(1,201,863)

	(11,032,575)	(16,208,459)

Decrease in net assets derived from capital share transactions	(5,380,995)	(4,931,631)

Net Decrease in Net Assets	(2,344,784)	(16,804,158)

Net Assets:
Beginning of period	90,481,232	107,285,390

End of period	$88,136,448	$90,481,232

Undistributed net investment income	$34,095	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,782,536	$4,363,140
Net realized loss	(1,755,804)	(49,471)
Net change in unrealized appreciation (depreciation)	6,349,258	(11,490,872)

Net increase (decrease) in net assets resulting from operations	6,375,990	(7,177,203)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,524,003)	(3,739,575)
Class B	(5,822)	(22,335)
Class C	(250,944)	(595,354)
Institutional Class	(13)	—

	(1,780,782)	(4,357,264)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,300,996	23,311,641
Class B	—	204
Class C	686,842	6,342,070
Institutional Class	2,034	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,325,833	3,134,159
Class B	5,746	18,811
Class C	218,784	500,813
Institutional Class	11	—

	6,540,246	33,307,698

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(16,193,024)	$(29,518,188)
Class B	(170,233)	(421,462)
Class C	(4,316,933)	(5,416,705)

	(20,680,190)	(35,356,355)

Decrease in net assets derived from capital share transactions	(14,139,944)	(2,048,657)

Net Decrease in Net Assets	(9,544,736)	(13,583,124)

Net Assets:
Beginning of period	103,972,800	117,555,924

End of period	$94,428,064	$103,972,800

Undistributed net investment income	$20,517	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Colorado Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,636,577	$8,608,349
Net realized loss	(4,622,904)	(1,120,803)
Net change in unrealized appreciation (depreciation)	12,569,242	(22,951,343)

Net increase (decrease) in net assets resulting from operations	11,582,915	(15,463,797)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,438,406)	(8,172,705)
Class B	(376)	(2,123)
Class C	(190,696)	(445,050)
Institutional Class	(14)	—

	(3,629,492)	(8,619,878)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,984,811	15,189,121
Class B	7,592	—
Class C	426,529	3,693,552
Institutional Class	2,032	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,918,855	6,438,351
Class B	376	1,894
Class C	171,237	392,636
Institutional Class	12	—

	5,511,444	25,715,554

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(23,169,519)	$(39,656,800)
Class B	(12,162)	(156,936)
Class C	(2,656,383)	(2,946,532)

	(25,838,064)	(42,760,268)

Decrease in net assets derived from capital share transactions	(20,326,620)	(17,044,714)

Net Decrease in Net Assets	(12,373,197)	(41,128,389)

Net Assets:
Beginning of period	204,114,085	245,242,474

End of period	$191,740,888	$204,114,085

Undistributed net investment income	$359,643	$352,558

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Idaho Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,852,971	$5,129,639
Net realized loss	(3,493,152)	(263,420)
Net change in unrealized appreciation (depreciation)	6,612,498	(15,278,142)

Net increase (decrease) in net assets resulting from operations	4,972,317	(10,411,923)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,412,648)	(4,005,284)
Class B	(4,196)	(11,315)
Class C	(433,508)	(1,119,053)
Institutional Class	(12)	—

	(1,850,364)	(5,135,652)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,890,329	14,828,230
Class B	—	33
Class C	909,776	6,807,031
Institutional Class	2,034	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,171,192	3,077,403
Class B	4,196	11,180
Class C	407,661	1,011,370
Institutional Class	11	—

	4,385,199	25,735,247

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,867,969)	$(38,066,213)
Class B	(115,384)	(258,729)
Class C	(4,526,833)	(11,137,179)

	(20,510,186)	(49,462,121)

Decrease in net assets derived from capital share transactions	(16,124,987)	(23,726,874)

Net Decrease in Net Assets	(13,003,034)	(39,274,449)

Net Assets:
Beginning of period	121,070,765	160,345,214

End of period	$108,067,731	$121,070,765

Distributions in excess of net investment income	$(14,037)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York Fund

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,162,242	$2,714,881
Net realized loss	(1,273,075)	(212,947)
Net change in unrealized appreciation (depreciation)	4,424,381	(8,805,762)

Net increase (decrease) in net assets resulting from operations	4,313,548	(6,303,828)

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(905,715)	(2,130,614)
Class B	(1,686)	(5,571)
Class C	(253,062)	(573,106)
Institutional Class	(12)	—
Net realized gain:
Class A	—	(99,909)
Class B	—	(329)
Class C	—	(35,053)

	(1,160,475)	(2,844,582)

Capital Share Transactions:
Proceeds from shares sold:
Class A	3,083,344	37,913,159
Class B	28	264
Class C	341,772	9,149,620
Institutional Class	2,033	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	827,630	1,947,901
Class B	1,671	4,591
Class C	189,672	462,396
Institutional Class	10	—

	4,446,160	49,477,931

	Six months ended 2/28/14 (Unaudited)	Year ended 8/31/13

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(10,526,996)	$(28,761,447)
Class B	(126,710)	(167,487)
Class C	(3,681,203)	(6,592,503)

	(14,334,909)	(35,521,437)

Increase (decrease) in net assets derived from capital share transactions	(9,888,749)	13,956,494

Net Increase (Decrease) in Net Assets	(6,735,676)	4,808,084

Net Assets:
Beginning of period	79,106,035	74,297,951

End of period	$72,370,359	$79,106,035

Undistributed (distributions in excess of) net investment income	$1,116	$(651)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net asset prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.690	$12.010	$11.340	$11.760	$11.090	$10.930

0.214	0.450	0.460	0.445	0.447	0.431
0.395	(1.206)	0.670	(0.394)	0.668	0.158

0.609	(0.756)	1.130	0.051	1.115	0.589

(0.212)	(0.448)	(0.457)	(0.444)	(0.445)	(0.429)
(0.027)	(0.116)	(0.003)	(0.027)	—	—

(0.239)	(0.564)	(0.460)	(0.471)	(0.445)	(0.429)

$11.060	$10.690	$12.010	$11.340	$11.760	$11.090

5.76%	(6.62% )	10.15%	0.57%	10.27%	5.64%

$81,851	$83,896	$99,953	$95,487	$108,214	$113,689
0.84%	0.84%	0.84%	0.87%	0.86%	0.75%
0.96%	0.94%	0.90%	0.93%	0.92%	0.91%
3.97%	3.83%	3.94%	3.98%	3.94%	4.07%
3.85%	3.73%	3.88%	3.92%	3.88%	3.91%
6%	18%	34%	32%	15%	27%

Financial highlights

Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

    (

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.700	$12.020	$11.340	$11.760	$11.100	$10.940

0.209	0.400	0.373	0.361	0.362	0.352
0.401	(1.205)	0.680	(0.394)	0.658	0.158

0.610	(0.805)	1.053	(0.033)	1.020	0.510

(0.213)	(0.399)	(0.370)	(0.360)	(0.360)	(0.350)
(0.027)	(0.116)	(0.003)	(0.027)	—	—

(0.240)	(0.515)	(0.373)	(0.387)	(0.360)	(0.350)

$11.070	$10.700	$12.020	$11.340	$11.760	$11.100

5.76%	(6.99% )	9.42%	(0.18% )	9.35%	4.85%

$74	$103	$224	$757	$2,917	$6,509
0.84%	1.27%	1.59%	1.62%	1.61%	1.50%

1.71%	1.69%	1.65%	1.68%	1.67%	1.66%
3.97%	3.40%	3.19%	3.23%	3.19%	3.32%

3.10%	2.98%	3.13%	3.17%	3.13%	3.16%
6%	18%	34%	32%	15%	27%

Financial highlights

Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.720	$12.040	$11.370	$11.790	$11.120	$10.960

0.174	0.362	0.373	0.362	0.363	0.352
0.396	(1.205)	0.670	(0.394)	0.668	0.158

0.570	(0.843)	1.043	(0.032)	1.031	0.510

(0.173)	(0.361)	(0.370)	(0.361)	(0.361)	(0.350)
(0.027)	(0.116)	(0.003)	(0.027)	—	—

(0.200)	(0.477)	(0.373)	(0.388)	(0.361)	(0.350)

$11.090	$10.720	$12.040	$11.370	$11.790	$11.120

5.36%	(7.30% )	9.31%	(0.17% )	9.43%	4.84%

$6,209	$6,482	$7,108	$6,801	$7,995	$7,257
1.59%	1.59%	1.59%	1.62%	1.61%	1.50%
1.71%	1.69%	1.65%	1.68%	1.67%	1.66%
3.22%	3.08%	3.19%	3.23%	3.19%	3.32%
3.10%	2.98%	3.13%	3.17%	3.13%	3.16%
6%	18%	34%	32%	15%	27%

Financial highlights

Delaware Tax-Free Arizona Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$10.770

Income from investment operations:
Net investment income	0.096
Net realized and unrealized gain	0.286

Total from investment operations	0.382

Less dividends and distributions from:
Net investment income	(0.092)

Total dividends and distributions	(0.092)

Net asset value, end of period	$11.060

Total return[2]	3.58%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.59%
Ratio of expenses to average net assets prior to fees waived	0.71%
Ratio of net investment income to average net assets	4.20%
Ratio of net investment income to average net assets prior to fees waived	4.08%
Portfolio turnover	6%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.110	$12.210	$11.170	$11.570	$10.620	$10.800

0.210	0.439	0.484	0.476	0.497	0.448
0.529	(1.100)	1.039	(0.401)	0.950	(0.182)

0.739	(0.661)	1.523	0.075	1.447	0.266

(0.209)	(0.439)	(0.483)	(0.475)	(0.497)	(0.446)

(0.209)	(0.439)	(0.483)	(0.475)	(0.497)	(0.446)

$11.640	$11.110	$12.210	$11.170	$11.570	$10.620

6.71%	(5.63% )	13.90%	0.83%	13.92%	2.74%

$78,496	$85,269	$97,821	$67,047	$72,902	$61,132
0.82%	0.82%	0.82%	0.82%	0.82%	0.88%
1.01%	0.99%	0.97%	0.98%	0.98%	0.97%
3.74%	3.62%	4.10%	4.36%	4.48%	4.42%
3.55%	3.45%	3.95%	4.20%	4.32%	4.33%
4%	38%	32%	44%	35%	59%

Financial highlights

Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.150	$12.260	$11.210	$11.610	$10.670	$10.840

0.211	0.390	0.398	0.395	0.416	0.373
0.529	(1.110)	1.049	(0.401)	0.940	(0.172)

0.740	(0.720)	1.447	(0.006)	1.356	0.201

(0.210)	(0.390)	(0.397)	(0.394)	(0.416)	(0.371)

(0.210)	(0.390)	(0.397)	(0.394)	(0.416)	(0.371)

$11.680	$11.150	$12.260	$11.210	$11.610	$10.670

6.69%	(6.07% )	13.10%	0.09%	12.93%	2.07%
$308	$456	$905	$1,307	$3,254	$4,938

0.82%	1.26%	1.57%	1.57%	1.57%	1.63%
1.76%	1.74%	1.72%	1.73%	1.73%	1.72%
3.74%	3.18%	3.35%	3.61%	3.73%	3.67%
2.80%	2.70%	3.20%	3.45%	3.57%	3.58%
4%	38%	32%	44%	35%	59%

Financial highlights

Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$11.120	$12.230	$11.180	$11.590	$10.640	$10.810

0.168	0.349	0.397	0.394	0.415	0.373
0.530	(1.110)	1.049	(0.411)	0.950	(0.172)

0.698	(0.761)	1.446	(0.017)	1.365	0.201

(0.168)	(0.349)	(0.396)	(0.393)	(0.415)	(0.371)

(0.168)	(0.349)	(0.396)	(0.393)	(0.415)	(0.371)

$11.650	$11.120	$12.230	$11.180	$11.590	$10.640

6.31%	(6.41% )	13.13%	(0.01% )	13.06%	2.07%

$15,622	$18,248	$18,830	$14,863	$15,526	$13,530
1.57%	1.57%	1.57%	1.57%	1.57%	1.63%
1.76%	1.74%	1.72%	1.73%	1.73%	1.72%
2.99%	2.87%	3.35%	3.61%	3.73%	3.67%
2.80%	2.70%	3.20%	3.45%	3.57%	3.58%
4%	38%	32%	44%	35%	59%

Financial highlights

Delaware Tax-Free California Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)

Net asset value, beginning of period	$11.270

Income from investment operations:
Net investment income	0.093
Net realized and unrealized gain	0.358

Total from investment operations	0.451

Less dividends and distributions from:
Net investment income	(0.091)

Total dividends and distributions	(0.091)

Net asset value, end of period	$11.630

Total return[2]	4.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.57%
Ratio of expenses to average net assets prior to fees waived	0.76%
Ratio of net investment income to average net assets	3.88%
Ratio of net investment income to average net assets prior to fees waived	3.69%
Portfolio turnover	4%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.490	$11.640	$10.880	$11.260	$10.600	$10.640

0.201	0.412	0.444	0.460	0.455	0.452
0.428	(1.149)	0.758	(0.397)	0.661	(0.041)

0.629	(0.737)	1.202	0.063	1.116	0.411

(0.199)	(0.413)	(0.442)	(0.443)	(0.456)	(0.451)

(0.199)	(0.413)	(0.442)	(0.443)	(0.456)	(0.451)

$10.920	$10.490	$11.640	$10.880	$11.260	$10.600

6.04%	(6.56% )	11.23%	0.71%	10.74%	4.11%

$179,480	$190,311	$230,787	$216,151	$237,545	$226,393
0.84%	0.84%	0.84%	0.88%	0.93%	0.90%
0.97%	0.96%	0.93%	0.95%	0.95%	0.95%
3.77%	3.60%	3.91%	4.30%	4.16%	4.43%
3.64%	3.48%	3.82%	4.23%	4.14%	4.38%
14%	21%	24%	26%	17%	27%

Financial highlights

Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.500	$11.650	$10.890	$11.270	$10.610	$10.640

0.202	0.364	0.360	0.380	0.373	0.375
0.427	(1.149)	0.758	(0.397)	0.661	(0.031)

0.629	(0.785)	1.118	(0.017)	1.034	0.344

(0.199)	(0.365)	(0.358)	(0.363)	(0.374)	(0.374)

(0.199)	(0.365)	(0.358)	(0.363)	(0.374)	(0.374)

$10.930	$10.500	$11.650	$10.890	$11.270	$10.610

6.04%	(6.93% )	10.41%	(0.04% )	9.91%	3.43%

$11	$15	$173	$609	$1,429	$2,693
0.84%	1.41%	1.59%	1.63%	1.68%	1.65%
1.72%	1.71%	1.68%	1.70%	1.70%	1.70%
3.77%	3.03%	3.16%	3.55%	3.41%	3.68%
2.89%	2.73%	3.07%	3.48%	3.39%	3.63%
14%	21%	24%	26%	17%	27%

Financial highlights

Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.520	$11.670	$10.910	$11.290	$10.630	$10.660

0.162	0.327	0.360	0.381	0.374	0.375
0.427	(1.149)	0.758	(0.397)	0.661	(0.031)

0.589	(0.822)	1.118	(0.016)	1.035	0.344

(0.159)	(0.328)	(0.358)	(0.364)	(0.375)	(0.374)

(0.159)	(0.328)	(0.358)	(0.364)	(0.375)	(0.374)

$10.950	$10.520	$11.670	$10.910	$11.290	$10.630

5.64%	(7.23% )	10.39%	(0.03% )	9.90%	3.43%

$12,248	$13,788	$14,282	$13,253	$15,155	$11,542
1.59%	1.59%	1.59%	1.63%	1.68%	1.65%
1.72%	1.71%	1.68%	1.70%	1.70%	1.70%
3.02%	2.85%	3.16%	3.55%	3.41%	3.68%
2.89%	2.73%	3.07%	3.48%	3.39%	3.63%
14%	21%	24%	26%	17%	27%

Financial highlights

Delaware Tax-Free Colorado Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)
Net asset value, beginning of period	$10.590

Income from investment operations:
Net investment income	0.109
Net realized and unrealized gain	0.310

Total from investment operations	0.419

Less dividends and distributions from:
Net investment income	(0.089)

Total dividends and distributions	(0.089)

Net asset value, end of period	$10.920

Total return[2]	3.99%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.59%
Ratio of expenses to average net assets prior to fees waived	0.72%
Ratio of net investment income to average net assets	4.03%
Ratio of net investment income to average net assets prior to fees waived	3.90%
Portfolio turnover	14% [3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.990	$12.240	$11.730	$12.120	$11.490	$11.260

0.193	0.419	0.438	0.438	0.431	0.436
0.300	(1.250)	0.509	(0.385)	0.633	0.228

0.493	(0.831)	0.947	0.053	1.064	0.664

(0.193)	(0.419)	(0.437)	(0.436)	(0.434)	(0.434)
—	—	—	(0.007)	—	—

(0.193)	(0.419)	(0.437)	(0.443)	(0.434)	(0.434)

$11.290	$10.990	$12.240	$11.730	$12.120	$11.490

4.51%	(6.99% )	8.21%	0.56%	9.44%	6.12%

$76,975	$87,537	$119,025	$98,821	$104,287	$86,445
0.88%	0.88%	0.88%	0.90%	0.94%	0.88%
0.99%	0.97%	0.94%	0.96%	0.96%	0.96%
3.50%	3.51%	3.65%	3.78%	3.66%	3.94%
3.39%	3.42%	3.59%	3.72%	3.64%	3.86%
5%	17%	17%	32%	7%	10%

Financial highlights

Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.970	$12.220	$11.710	$12.100	$11.470	$11.240

0.184	0.329	0.348	0.350	0.343	0.353
0.310	(1.250)	0.509	(0.385)	0.633	0.228

0.494	(0.921)	0.857	(0.035)	0.976	0.581

(0.184)	(0.329)	(0.347)	(0.348)	(0.346)	(0.351)
—	—	—	(0.007)	—	—

(0.184)	(0.329)	(0.347)	(0.355)	(0.346)	(0.351)

$11.280	$10.970	$12.220	$11.710	$12.100	$11.470

4.53%	(7.71% )	7.41%	(0.19% )	8.64%	5.34%

$193	$298	$582	$912	$2,450	$3,359
1.02%	1.63%	1.63%	1.65%	1.69%	1.63%
1.74%	1.72%	1.69%	1.71%	1.71%	1.71%
3.36%	2.76%	2.90%	3.03%	2.91%	3.19%
2.64%	2.67%	2.84%	2.97%	2.89%	3.11%
5%	17%	17%	32%	7%	10%

Financial highlights

Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.980	$12.230	$11.720	$12.110	$11.480	$11.250

0.151	0.329	0.348	0.351	0.342	0.353
0.310	(1.250)	0.509	(0.385)	0.633	0.228

0.461	(0.921)	0.857	(0.034)	0.975	0.581

(0.151)	(0.329)	(0.347)	(0.349)	(0.345)	(0.351)
—	—	—	(0.007)	—	—

(0.151)	(0.329)	(0.347)	(0.356)	(0.345)	(0.351)

$11.290	$10.980	$12.230	$11.720	$12.110	$11.480

4.22%	(7.70% )	7.41%	(0.20% )	8.63%	5.34%

$30,898	$33,236	$40,738	$35,797	$35,591	$19,176
1.63%	1.63%	1.63%	1.65%	1.69%	1.63%
1.74%	1.72%	1.69%	1.71%	1.71%	1.71%
2.75%	2.76%	2.90%	3.03%	2.91%	3.19%
2.64%	2.67%	2.84%	2.97%	2.89%	3.11%
5%	17%	17%	32%	7%	10%

Financial highlights

Delaware Tax-Free Idaho Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)
Net asset value, beginning of period	$11.060

Income from investment operations:
Net investment income	0.087
Net realized and unrealized gain	0.239

Total from investment operations	0.326

Less dividends and distributions from:
Net investment income	(0.086)

Total dividends and distributions	(0.086)

Net asset value, end of period	$11.300

Total return[2]	2.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.63%
Ratio of expenses to average net assets prior to fees waived	0.74%
Ratio of net investment income to average net assets	3.69%
Ratio of net investment income to average net assets prior to fees waived	3.58%
Portfolio turnover	5%[3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.570	$11.670	$10.800	$11.150	$10.450	$10.300

0.178	0.374	0.426	0.406	0.429	0.409
0.459	(1.080)	0.867	(0.351)	0.700	0.148

0.637	(0.706)	1.293	0.055	1.129	0.557

(0.177)	(0.375)	(0.423)	(0.405)	(0.429)	(0.407)
—	(0.019)	—	—	—	—

(0.177)	(0.394)	(0.423)	(0.405)	(0.429)	(0.407)

$11.030	$10.570	$11.670	$10.800	$11.150	$10.450

6.08%	(6.27% )	12.18%	0.63%	11.02%	5.65%
$53,517	$57,816	$53,456	$37,051	$37,716	$22,780
0.80%	0.80%	0.80%	0.80%	0.80%	0.85%
1.05%	1.03%	1.01%	1.05%	1.07%	1.10%
3.33%	3.23%	3.77%	3.82%	3.94%	4.10%
3.08%	3.00%	3.56%	3.57%	3.67%	3.85%
10%	33%	28%	54%	15%	36%

Financial highlights

Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and / or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.550	$11.650	$10.780	$11.120	$10.420	$10.270

0.178	0.325	0.341	0.326	0.347	0.334
0.459	(1.080)	0.867	(0.341)	0.700	0.148

0.637	(0.755)	1.208	(0.015)	1.047	0.482

(0.177)	(0.326)	(0.338)	(0.325)	(0.347)	(0.332)
—	(0.019)	—	—	—	—

(0.177)	(0.345)	(0.338)	(0.325)	(0.347)	(0.332)

$11.010	$10.550	$11.650	$10.780	$11.120	$10.420

6.08%	(6.67% )	11.36%	(0.04% )	10.21%	4.88%

$15	$138	$318	$477	$736	$1,018
0.80%	1.22%	1.55%	1.55%	1.55%	1.60%
1.80%	1.78%	1.76%	1.80%	1.82%	1.85%
3.33%	2.81%	3.02%	3.07%	3.19%	3.35%
2.33%	2.25%	2.81%	2.82%	2.92%	3.10%
10%	33%	28%	54%	15%	36%

Financial highlights

Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended	Year ended
2/28/14[1]	8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
(Unaudited)
$10.540	$11.640	$10.780	$11.120	$10.420	$10.270

0.137	0.286	0.340	0.326	0.346	0.333
0.460	(1.080)	0.857	(0.341)	0.700	0.148

0.597	(0.794)	1.197	(0.015)	1.046	0.481

(0.137)	(0.287)	(0.337)	(0.325)	(0.346)	(0.331)
—	(0.019)	—	—	—	—

(0.137)	(0.306)	(0.337)	(0.325)	(0.346)	(0.331)

$11.000	$10.540	$11.640	$10.780	$11.120	$10.420

5.70%	(7.00% )	11.26%	(0.04% )	10.20%	4.88%
$18,836	$21,152	$20,524	$14,235	$13,462	$5,651
1.55%	1.55%	1.55%	1.55%	1.55%	1.60%
1.80%	1.78%	1.76%	1.80%	1.82%	1.85%
2.58%	2.48%	3.02%	3.07%	3.19%	3.35%
2.33%	2.25%	2.81%	2.82%	2.92%	3.10%
10%	33%	28%	54%	15%	36%

Financial highlights

Delaware Tax-Free New York Fund Institutional Class

Selected data for each share of the Fund outstanding throughout the period were as follows:

12/31/13[1] to 2/28/14 (Unaudited)
Net asset value, beginning of period	$10.710

Income from investment operations:
Net investment income	0.082
Net realized and unrealized gain	0.319

Total from investment operations	0.401

Less dividends and distributions from:
Net investment income	(0.081)

Total dividends and distributions	(0.081)

Net asset value, end of period	$11.030

Total return[2]	3.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2
Ratio of expenses to average net assets	0.55%
Ratio of expenses to average net assets prior to fees waived	0.76%
Ratio of net investment income to average net assets	3.50%
Ratio of net investment income to average net assets prior to fees waived	3.29%
Portfolio turnover	10% [3]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during the period shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[3]	Portfolio turnover is representative of the Fund for the six months ended Feb. 28, 2014.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Delaware Investments® state tax-free funds	February 28, 2014 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Notes to financial statements

Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2014.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended Feb. 28, 2014, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$12	$9	$31	$22	$9

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Sept. 1, 2013 through Feb. 28, 2014.* The contractual waivers did not change from prior fiscal year end. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments

Notes to financial statements

Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2014, each Fund was charged for these services as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$2,147	$2,387	$4,726	$2,721	$1,794

DSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, each Fund pays DSC fees based on the aggregate daily net assets of the retail funds within the Delaware Investments® Family of Funds at the following annual rate: 0.025% of the first $20 billion, 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. These amounts are included in the statements of operations as dividend disbursing and transfer agent fees and expenses. For the six months ended Feb. 28, 2014, the amount charged by DSC for each Fund was as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$9,803	$10,900	$21,313	$12,424	$8,190

Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to waive distribution and service fees of Class B shares to 0.25% of average daily net assets from Sept. 1, 2013 through Feb. 28, 2014.**

As provided in the investment management agreement, each Fund bears the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax and regulatory reporting services to the Funds. For the six months ended Feb. 28, 2014, each Fund was charged for internal legal, tax and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$1,351	$1,509	$2,974	$1,721	$1,137

For the six months ended Feb. 28, 2014, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$2,316	$1,580	$4,083	$3,039	$1,819

For the six months ended Feb. 28, 2014, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker / dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Class A	$ —	$ —	$ —	$ —	$ —
Class B	$ —	$ —	$ —	$ —	$ —
Class C	$ —	$ —	$ 23	$ 241	$ 1

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

*	The contractual waiver period was Dec. 28, 2012 through Dec. 29, 2014.
**	The contractual waiver period was March 1, 2013 through Dec. 29, 2014 for all Funds except Delaware Tax-Free Idaho Fund, which had a contractual waiver period of Oct. 1, 2013 through Dec. 29, 2014.

3. Investments

For the six months ended Feb. 28, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Purchases	$ 5,341,916	$ 3,888,570	$ 27,993,994	$ 5,013,962	$ 7,320,646
Sales	10,364,872	15,598,987	46,368,607	18,744,382	14,477,630

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Cost of investments	$84,896,599	$91,142,269	$181,095,197	$103,306,687	$69,681,323

Aggregate unrealized appreciation	$3,650,407	$4,821,744	$10,472,728	$4,681,313	$2,973,005
Aggregate unrealized depreciation	(1,177,091)	(951,504)	(2,045,005)	(1,206,665)	(1,055,618)

Net unrealized appreciation	$2,473,316	$3,870,240	$8,427,723	$3,474,648	$1,917,387

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

Year of Expiration	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
2014	$—	$—	$1,045,586	$—	$—
2016	—	—	44,178	—	—
2019	—	369,988	—	—	—

Total	$—	$369,988	$1,089,764	$—	$—

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free California Fund	$49,068	$—
Delaware Tax-Free Idaho Fund	1,373,594	50,117

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

Delaware Tax-Free Arizona Fund
Level 2
Municipal Bonds	$86,639,915
Short-Term Investments	730,000

Total	$87,369,915

	Delaware Tax-Free California Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$94,255,499	$94,255,499
Short-Term Investments[1]	7,010	750,000	757,010

Total	$7,010	$95,005,499	$95,012,509

Notes to financial statements

Delaware Investments® state tax-free funds

3. Investments (continued)

	Delaware Tax-Free Colorado Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$188,422,027	$188,422,027
Short-Term Investment	1,100,893	—	1,100,893

Total	$1,100,893	$188,422,027	$189,522,920

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$104,929,988	$104,929,988
Short-Term Investments[1]	931,347	920,000	1,851,347

Total	$931,347	$105,849,988	$106,781,335

Delaware Tax-Free New York Fund
Level 2
Municipal Bonds	$71,598,710

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages for each Fund:

Short-Term Investments	Delaware Tax-Free California Fund	Delaware Tax-Free Idaho Fund
Level 1	0.93%	50.31%
Level 2	99.07%	49.69%

During the six months ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. At Feb. 28, 2014, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free Arizona Fund		Delaware Tax-Free California Fund		Delaware Tax-Free Colorado Fund
	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
	2/28/14	8/31/13	2/28/14	8/31/13	2/28/14	8/31/13
Shares sold:
Class A	367,137	517,896	378,657	1,895,678	185,231	1,305,960
Class B	4	—	—	16	717	—
Class C	9,738	96,751	60,231	516,107	39,784	316,391
Institutional Class	189	—	180	—	192	—
Shares issued upon reinvestment of dividends and distributions:
Class A	131,743	315,336	116,518	259,398	272,829	563,889
Class B	193	666	503	1,550	36	163
Class C	9,155	20,237	19,200	41,459	15,963	34,332
Institutional Class	1	—	1	—	1	—

	518,160	950,886	575,290	2,714,208	514,753	2,220,735

Shares redeemed:
Class A	(949,519)	(1,305,688)	(1,427,114)	(2,489,223)	(2,172,460)	(3,551,561)
Class B	(3,160)	(9,677)	(15,056)	(34,491)	(1,121)	(13,625)
Class C	(64,029)	(102,359)	(379,484)	(456,844)	(248,595)	(263,315)

	(1,016,708)	(1,417,724)	(1,821,654)	(2,980,558)	(2,422,176)	(3,828,501)

Net decrease	(498,548)	(466,838)	(1,246,364)	(266,350)	(1,907,423)	(1,607,766)

Notes to financial statements

Delaware Investments® state tax-free funds

4. Capital Shares (continued)

	Delaware Tax-Free Idaho Fund		Delaware Tax-Free New York Fund

	Six months ended 2/28/14	Year ended 8/31/13	Six months ended 2/28/14	Year ended 8/31/13
Shares sold:
Class A	169,621	1,228,035	285,169	3,276,521
Class B	—	3	3	23
Class C	81,608	562,814	31,990	784,042
Institutional Class	184	—	190	—
Shares issued upon reinvestment of dividends and distributions:
Class A	104,918	258,086	76,634	169,367
Class B	380	935	156	400
Class C	36,548	84,954	17,605	40,325
Institutional Class	1	—	1	—

	393,260	2,134,827	411,748	4,270,678

Shares redeemed:
Class A	(1,427,845)	(3,239,267)	(979,798)	(2,555,719)
Class B	(10,449)	(21,399)	(11,846)	(14,628)
Class C	(408,232)	(949,963)	(343,821)	(580,883)

	(1,846,526)	(4,210,629)	(1,335,465)	(3,151,230)

Net increase (decrease)	(1,453,266)	(2,075,802)	(923,717)	1,119,448

For the six months ended Feb. 28, 2014 and the year ended Aug. 31, 2013, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and on the previous page and the statements of changes in net assets.

	Class B Shares	Six months ended 2/28/14 Class A Shares	Value	Class B Shares	Year ended 8/31/13 Class A Shares	Value
Delaware Tax-Free Arizona Fund	1,123	1,127	$12,201	2,470	2,475	$29,316
Delaware Tax-Free California Fund	129	129	1,455	14,747	14,809	179,698
Delaware Tax-Free Colorado Fund	—	—	—	5,589	5,602	64,739
Delaware Tax-Free Idaho Fund	1,559	1,558	17,326	2,674	2,674	32,278
Delaware Tax-Free New York Fund	—	—	—	303	302	3,512

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 12, 2013.

On Nov. 12, 2013, each Fund, along with the other Participants, entered into an amendment to the agreement for a $225,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 10, 2014.

The Funds had no amounts outstanding as of Feb. 28, 2014 or at any time during the period then ended.

6. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The values of the Funds’ investments may be adversely affected by new legislation within the states, U.S. territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2014, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the schedules of investments.

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
11.54%	6.26%	14.17%	21.99%	3.38%

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Notes to financial statements

Delaware Investments® state tax-free funds

6. Geographic, Credit, and Market Risks (continued)

The Funds may invest in advance refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Inc., Standard & Poor’s Financial Services LLC, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities held by the Funds have been identified on the schedules of investments.

7. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees

Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA John A. Fry President Drexel University Philadelphia, PA	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President

and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

Affiliated officers

David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330. Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR MUTUAL FUNDS II

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 7, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 7, 2014